Commitments and contingencies - Contractual Obligations (Detail) € in Millions	Dec. 31, 2023 EUR (€)
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	€ 19,400.0
1 year	10,900.0
2 years	2,900.0
3 years	1,800.0
4 years	1,200.0
5 years	200.0
>5 years	2,400.0
Long-Term Debt Obligations, including interest
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	5,100.0
1 year	100.0
2 years	1,100.0
3 years	1,000.0
4 years	800.0
5 years	0.0
>5 years	2,100.0
Lease Obligations
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	200.0
1 year	100.0
2 years	0.0
3 years	0.0
4 years	0.0
5 years	0.0
>5 years	100.0
Purchase obligations
Recorded Unconditional Purchase Obligation [Line Items]
Total contractual obligations	14,100.0
1 year	10,700.0
2 years	1,800.0
3 years	800.0
4 years	400.0
5 years	200.0
>5 years	€ 200.0